Cost of Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenue [Line Items]
Percentage of cost of revenue	52.00%	125.00%	56.00%
Trade payable from these suppliers		€ 126,521	€ 37,853
Non-Related Parties [Member]
Cost of Revenue [Line Items]
Cost of revenue	222,426	100,877	25,180
Related Parties [Member]
Cost of Revenue [Line Items]
Cost of revenue			€ 65,090
Trade payable from these suppliers	€ 260,004	€ 181,507